Document and Entity Information	12 Months Ended
Apr. 28, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Feb 28, 2012
Registrant Name	Fidelity Rutland Square Trust II
Central Index Key	0001364924
Amendment Flag	false
Document Creation Date	Sep 20, 2012
Document Effective Date	Sep 20, 2012
Prospectus Date	Apr 28, 2012

Strategic Advisers Emerging Markets Fund

Supplement to the
Strategic Advisers® Emerging Markets Fund
April 28, 2012
Prospectus

The following information supplements similar information under the heading "Principal Investment Risks" in the "Fund Summary" section on page 5.

  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr 28, 2012
Strategic Advisers Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	frst3_SupplementTextBlock

Supplement to the
Strategic Advisers® Emerging Markets Fund
April 28, 2012
Prospectus

The following information supplements similar information under the heading "Principal Investment Risks" in the "Fund Summary" section on page 5.

  Multiple Sub-Adviser Risk. Separate investment decisions and the resulting purchase and sale activities of the fund's sub-advisers might adversely affect the fund's performance or lead to disadvantageous tax consequences.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Apr 28, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 20, 2012